Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Deferred tax assets		$ 12.0
Tax Cuts and Jobs Act, Incomplete Accounting, Provisional Income Tax Expense (Benefit)	$ 4.2
Potential affect of unrecognized tax benefits on effective tax rate		0.2
Interest accrued on unrecognized tax benefits		0.1
Potential change in unrecognized tax benefits		0.1	$ 0.1
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards		176.0
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 353.0